Noncontrolling Interest Of Common And Redeemable Preferred Units In SLP (Tables)	6 Months Ended
Jun. 30, 2013
Noncontrolling Interest Of Common And Redeemable Preferred Units In SLP [Abstract]
Equity Reconciliation Of Parent And Noncontrolling Interest

(dollars in thousands)
	Preferred	Preferred				Distribution		Noncontrolling
	A	C	Common	Common	Additional	in excess of	Net	interest in
	shares	shares	stock	shares	paid - in	retained	shareholders'	consolidated	Total
	par value	par value	warrants	par value	capital	earnings	equity	partnerships	equity
Balance at
December 31, 2012	$8	$30	$252	$29	$134,994	$(98,777)	$36,536	$115	$36,651
Stock-based
compensation	0	0	0	0	23	0	23	0	23
Warrant expiration	0	0	(252)	0	252	0	0	0	0
Preferred dividends	0	0	0	0	0	(1,674)	(1,674)	0	(1,674)
Net loss	0	0	0	0	0	(1,684)	(1,684)	(3)	(1,687)
Balance at
June 30, 2013	$8	$30	$0	$29	$135,269	$(102,135)	$33,201	$112	$33,313